REPO AND REVERSE REPO TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
REPO AND REVERSE REPO TRANSACTIONS
Summary of residual values of assets transferred under repo and reverse repo transactions

The residual values of assets transferred under repo and reverse repo transactions as of December 31, 2025 and 2024 are detailed below:

Reverse Repo Transactions:

Book Value
December 31, 2025	3,657,016
December 31, 2024	—

Repo Transactions:

Book Value
December 31, 2025	393,411,412
December 31, 2024	44,677,369